Other (expenses)/income (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of other (expenses) income
	Six months ended
	June 30,	June 30,
	2023	2022
	£	£
Unrealized and realized exchange differences	(87,631)	54,002